Inventory / Provisions for onerous contracts (Details Narrative) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventory	€ 12,053		€ 3,685
Impairment charge	1,172
Losses on inventory	(9,540)	€ (3,419)
Impairment charge	710
Total expense	1,880
Exolum [Member]
IfrsStatementLineItems [Line Items]
Inventory	1,170
Impairment charge	1,170
Exolum [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Losses on inventory	1,880
Exolum [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Losses on inventory	€ 2,580